Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,242,260
Previously Paid Amount	0.00
Total Fee Amount	4,176.46
Total Offset Amount	0.00
Net Fee	4,176.46
Narrative - Max Aggregate Offering Price	$ 30,242,260
Final Prospectus	true